Note 8 - Capital Stock and Reserves - Stock Option Transactions (Details)	12 Months Ended			24 Months Ended
	Mar. 31, 2024 $ / shares	Mar. 31, 2023 $ / shares	Mar. 31, 2022 $ / shares	Mar. 31, 2024 $ / shares
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 5.87	$ 10.06	$ 14.31
Share options, balance	211,300	224,300	232,000	224,300
Share options, granted	238,500	121,000	184,000
Share options, exercised	(36,000)	(13,000)	(186,700)
Share options, forfeited	(80,300)	(121,000)	(5,000)
Share options, balance	383,800	211,300	224,300	383,800
Share options, exercisable	383,800	211,300	224,300	383,800
Weighted average exercise price, balance (in CAD per share)	$ 10.81	$ 12.79	$ 4.79	$ 12.79
Weighted average exercise price, exercised (in CAD per share)	3.65	5.98	4.56
Weighted average exercise price, forfeited (in CAD per share)	9.95	14.67	5
Weighted average exercise price, balance (in CAD per share)	7.38	10.81	12.79	7.38
Weighted average exercise price, exercisable (in CAD per share)	$ 7.38	$ 10.81	$ 12.79	7.38
Weighted average remaining life (years) (Year)	2 years 7 months 9 days	2 years 6 months 25 days	2 years 5 months 12 days
Weighted average exercise price, balance (in CAD per share)	$ 7.38	$ 10.81	$ 12.79	$ 7.38
Performance stock options [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 0	$ 0	$ 14.25
Share options, balance	15,000	15,000	0	15,000
Share options, granted	0	0	15,000
Share options, exercised	0	0	0
Share options, forfeited	(15,000)	0	0
Share options, balance	0	15,000	15,000	0
Share options, exercisable	0	0	0	0
Weighted average exercise price, balance (in CAD per share)	$ 14.25	$ 14.25	$ 0	$ 14.25
Weighted average exercise price, forfeited (in CAD per share)	14.25	14.25	0
Weighted average exercise price, balance (in CAD per share)	0	$ 14.25	$ 14.25	0
Weighted average remaining life (years) (Year)		1 year 3 months	2 years
Weighted average exercise price, balance (in CAD per share)	0	$ 14.25	$ 14.25	$ 0
Stock options expiring March 1, 2024 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 16.5	$ 16.5	$ 16.5
Share options, balance	15,000	15,000		15,000
Share options, granted	0	0	15,000
Share options, exercised	0	0
Share options, forfeited	(15,000)	0
Share options, balance	0	15,000	15,000	0
Share options, exercisable	0	15,000	15,000	0
Stock options expiring January 4, 2023 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 14.25	$ 14.25
Share options, balance	0	105,000		105,000
Share options, granted		0	110,000
Share options, exercised		0	(5,000)
Share options, forfeited		(105,000)
Share options, balance		0	105,000
Share options, exercisable		0	105,000
Stock options expiring June 27, 2021 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)			$ 5
Share options, balance			5,000
Share options, forfeited			(5,000)
Stock options expiring March 31, 2024 [member] | Performance stock options [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 14.25	$ 14.25	$ 14.25
Share options, balance	15,000	15,000	0	15,000
Share options, granted	0	0	15,000
Share options, exercised	0	0	0
Share options, forfeited	(15,000)	0	0
Share options, balance	0	15,000	15,000	0
Share options, exercisable	0	0	0	0
Stock Options Expiring November 14, 2024 [Member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 3.65
Share options, balance	0
Share options, granted	36,000
Share options, exercised	(36,000)
Share options, forfeited	0
Share options, balance	0	0		0
Share options, exercisable	0			0
Stock options expiring March 8, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 15.5	$ 15.5	$ 15.5
Share options, balance	4,000	4,000		4,000
Share options, granted	0	0	4,000
Share options, exercised	0	0
Share options, forfeited	0	0
Share options, balance	4,000	4,000	4,000	4,000
Share options, exercisable	4,000	4,000	4,000	4,000
Stock options expiring January 17, 2024 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)			$ 6
Share options, granted			4,000
Share options, exercised			(4,000)
Stock options expiring September 2, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 12.75	$ 12.75
Share options, balance	20,000	0		0
Share options, granted	0	20,000
Share options, exercised	0	0
Share options, forfeited	0	0
Share options, balance	20,000	20,000	0	20,000
Share options, exercisable	20,000	20,000		20,000
Stock options expiring September 6, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 13.75	$ 13.75
Share options, balance	8,000	0		0
Share options, granted	0	8,000
Share options, exercised	0	0
Share options, forfeited	0	0
Share options, balance	8,000	8,000	0	8,000
Share options, exercisable	8,000	8,000		8,000
Stock options expiring November 20, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 4	$ 4	$ 4
Share options, balance	6,000	8,000	127,000	8,000
Share options, granted	0	0
Share options, exercised	0	(2,000)	(119,000)
Share options, forfeited	0	0
Share options, balance	6,000	6,000	8,000	6,000
Share options, exercisable	6,000	6,000	8,000	6,000
Stock options expiring June 12, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)			$ 3.5
Share options, balance			39,000
Share options, exercised			(39,000)
Stock options expiring December 2, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 9	$ 9
Share options, balance	62,000	0		0
Share options, granted	0	62,000
Share options, exercised	0	0
Share options, forfeited	0	0
Share options, balance	62,000	62,000	0	62,000
Share options, exercisable	62,000	62,000		62,000
Stock options expiring December 13, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 9.5	$ 9.5
Share options, balance	31,000	0		0
Share options, granted	0	31,000
Share options, exercised	0	0
Share options, forfeited	(10,000)	0
Share options, balance	21,000	31,000	0	21,000
Share options, exercisable	21,000	31,000		21,000
Stock options expiring January 15, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 7.25	$ 7.25	$ 7.25
Share options, balance	35,300	41,300	61,000	41,300
Share options, granted	0	0
Share options, exercised	0	(6,000)	(19,700)
Share options, forfeited	(35,300)	0
Share options, balance	0	35,300	41,300	0
Share options, exercisable	0	35,300	41,300	0
Stock options expiring October 21, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 5.25	$ 5.25
Share options, balance	0	5,000		5,000
Share options, granted		0	5,000
Share options, exercised		(5,000)
Share options, forfeited		0
Share options, balance		0	5,000
Share options, exercisable		0	5,000
Stock options expiring March 26, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 3.3
Share options, balance	0
Share options, granted	20,000
Share options, balance	20,000	0		20,000
Share options, exercisable	20,000			20,000
Stock options expiring November 1, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 7.5	$ 7.5	$ 7.5
Share options, balance	10,000	10,000		10,000
Share options, granted	0	0	10,000
Share options, exercised	0	0
Share options, forfeited	0	0
Share options, balance	10,000	10,000	10,000	10,000
Share options, exercisable	10,000	10,000	10,000	10,000
Stock options expiring August 25, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 5.65
Share options, balance	0
Share options, granted	17,500
Share options, exercised	0
Share options, forfeited	0
Share options, balance	17,500	0		17,500
Share options, exercisable	17,500			17,500
Stock options expiring December 3, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 12.5	$ 12.5
Share options, balance	0	6,000		6,000
Share options, granted		0	6,000
Share options, exercised		0
Share options, forfeited		(6,000)
Share options, balance		0	6,000
Share options, exercisable		0	6,000
Stock options expiring September 6, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 6.6
Share options, balance	0
Share options, granted	40,000
Share options, exercised	0
Share options, forfeited	0
Share options, balance	40,000	0		40,000
Share options, exercisable	40,000			40,000
Stock options expiring January 17, 2027 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 20.5	$ 20.5
Share options, balance	0	10,000		10,000
Share options, granted		0	10,000
Share options, exercised		0
Share options, forfeited		(10,000)
Share options, balance		0	10,000
Share options, exercisable		0	10,000
Stock options expiring February 16, 2027 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 17.5	$ 17.5	$ 17.5
Share options, balance	20,000	20,000		20,000
Share options, granted	0	0	20,000
Share options, exercised	0	0
Share options, forfeited	(20,000)	0
Share options, balance	0	20,000	20,000	0
Share options, exercisable	0	20,000	20,000	0
Stock Options Expiring December 4, 2026 [Member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 5.47
Share options, balance	0
Share options, granted	20,000
Share options, exercised	0
Share options, forfeited	0
Share options, balance	20,000	0		20,000
Share options, exercisable	20,000			20,000
Stock options expiring September 6, 2028 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 6.6
Share options, balance	0
Share options, granted	85,000
Share options, exercised	0
Share options, forfeited	0
Share options, balance	85,000	0		85,000
Share options, exercisable	85,000			85,000
Stock options expiring February 15, 2029 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 3.98
Share options, balance	0
Share options, granted	20,000
Share options, exercised	0
Share options, forfeited	0
Share options, balance	20,000	0		20,000
Share options, exercisable	20,000			20,000